Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Note 19 - Equity
Note 19 – Equity

A.	Composition:

As of December 31, 2025		As of December 31, 2024
Authorized	Issued and paid	Authorized	Issued and paid

Number of ordinary shares of Israeli Shekel 1 par value (in millions)	1,485	1,315	1,485	1,315

Number of Special State shares of Israeli Shekel 1 par value	1	1	1	1

(*) For information regarding the amount of treasury shares, see Note 19.G.

The reconciliation of the number of shares outstanding at the beginning and end of the year is as follows:

Number of Outstanding Shares (in millions)

As of January 1, 2024	1,314
Issuance of shares	1
As of December 31, 2024	1,315
Issuance of shares	-
As of December 31, 2025	1,315

B.	Rights conferred by the shares

(1)
The ordinary shares grant their holders voting rights in General Meetings of the Company, the right to participate in shareholders’ meetings, the right to receive dividends, and the right to a share in excess assets upon liquidation of ICL.

(2)
The Special State of Israel Share, is held by the State of Israel for the purpose of monitoring matters of vital interest to the State of Israel, grants special rights to make decisions, among other things, on the following matters:

-	Sale or transfer of company assets, which are “essential” to the State of Israel, not in the ordinary course of business.

-
Voluntary liquidation, change or reorganization of the organizational structure of ICL or merger (excluding mergers of entities controlled by ICL, directly or indirectly, that would not impair the rights or power of the Government, as holder of the Special State Share).

-	Any acquisition or holding of 14% or more of the issued share capital of ICL.

-
The acquisition or holding of 25% or more of the issued share capital of ICL (including augmentation of an existing holding up to 25%), even if there was previously an understanding regarding a holding of less than 25%.

-
Any percentage of holding of the Company’s shares, which grants its holder the right, ability or actual possibility to appoint, directly or indirectly, such number of the Company’s directors equal to half or more of the Company’s directors appointed.

In 2018, an inter-ministerial team was established, led by the Ministry of Finance, with the purpose of regulating the authority and oversight concerning the Special State Share, as well as reducing the regulatory burden. In January 2019, the team's work was suspended. The Company is unable to estimate if or when the team's work will resume, or its potential impact.

C.	Share-based payments

1.	Non-marketable options

Grant date	Employees entitled	Number of instruments (thousands)	Issuance's details	Instrument terms	Vesting conditions	Expiration date
February 14, 2017	Former CEO	114
An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
				Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	February 14, 2024
June 20, 2017	Officers and senior employees	6,868				June 20, 2024
August 2, 2017	Former chairman of BOD	165
March 6, 2018	Officers and senior employees	5,554				March 6, 2025
May 14, 2018	CEO	385				May 14, 2025
August 20, 2018	Former chairman of BOD	403				August 20, 2025
April 15, 2019	Officers and senior manager	13,242			2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.	5 years after the grant date
June 27, 2019	CEO	3,512
May 29, 2019 *	Chairman of BOD	2,169
June 30, 2021	Senior employees	647
February 8, 2022	Senior employees	9,294			3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
March 30, 2022	CEO	1,941
March 30, 2022	Chairman of BOD	1,055
February 14, 2023	Senior managers	461
April 4, 2024	Officers and senior managers	12,333
March 6, 2025	Chairman of BOD	1,974
March 13, 2025	CEO	2,309
April 1, 2025	Senior manager	739
May 1, 2025	Senior manager	473
July 6, 2025	Certain officers and senior managers	3,204
December 7, 2025	Senior executive	417
January 4, 2026	Senior executive	946

*	The options were issued upon Mr. Doppelt's entry into office on July 1, 2019.

Additional Information

The options issued to the employees in Israel are covered by the provisions of Section 102 of the Israeli Income Tax Ordinance. The issuance is performed through a trustee under the Capital Gains Track. The exercise price is linked to the known CPI as of the date of payment, which is the exercise date. When the Company distributes a dividend, the exercise price is reduced on the “ex dividend” date, by the amount of the dividend per share (gross), based on the amount in NIS thereof at the effective date.

The fair value of all other options was estimated using the Black & Scholes model for pricing options. The parameters used in applying the models are as follows:

2014 Plan
Granted 2017	Granted 2018	Granted 2019	Granted 2021	Granted 2022	Granted 2023	Granted 2024	Granted 2025

Share price (in $)	4.5	4.4	5.4	6.8	10.0	7.7	5.1	6.3
CPI-linked exercise price (in $)	4.3	4.3	5.3	7.1	10.1	7.6	5.1	6.2
Expected volatility:
First tranche	31.88%	28.86%	27.85%	31.70%	31.80%	35.84%	32.20%	32.19%
Second tranche	31.88%	28.86%	27.85%	31.70%	30.88%	34.15%	32.26%	33.27%
Third tranche	31.88%	28.86%	-	-	30.52%	33.77%	32.62%	33.24%
Expected life of options (in years):
First tranche	7.0	7.0	4.4	4.4	3.2	3.1	3.1	3.0
Second tranche	7.0	7.0	4.4	4.4	3.8	3.7	3.7	3.4
Third tranche	7.0	7.0	-	-	4.0	3.9	3.9	3.5
Risk-free interest rate:
First tranche	0.37%	0.03%	(0.67)%	0.43%	(1.46)%	1.49%	2.09%	2.38%
Second tranche	0.37%	0.03%	(0.67)%	0.43%	(1.29)%	1.43%	2.17%	2.38%
Third tranche	0.37%	0.03%	-	-	(1.21)%	1.43%	2.17%	2.38%
Fair value (in $ millions)	11.3	8.8	7.5	0.6	24.9	0.9	15.4	15.5
Weighted average grant date fair value per option (in $)	1.58	1.4	1.2	1.33	2.02	1.97	1.25	1.7

The expected volatility was determined based on the historical volatility in the Company’s share prices in the Tel-Aviv Stock Exchange.

The expected life of the options was determined according to Management’s estimate of the period in which the employees will hold the options, taking into consideration their position with the Company.

The risk‑free interest rate was determined based on the yield to maturity of shekel‑denominated Israeli Government debentures, with a remaining life equal or similar to the anticipated life of the option.

The cost of the benefit embedded in the options and shares from the amended 2014 Equity Compensation Plan is recognized in the statement of income over the vesting period of each portion. Accordingly, in 2025, 2024, and 2023, the Company recorded expenses of $12 million, $10 million and $7 million, respectively.

The movement in the options is as follows:

Number of options (in millions)

Balance as of January 1, 2024	14
Movement in 2024:
Granted during the year	12
Exercised during the year	(3)
Total options outstanding as of December 31, 2024	23
Movement in 2025:
Granted during the year	9
Forfeited during the year	(1)
Exercised during the year	(1)
Total options outstanding as of December 31, 2025	30

The exercise prices for options outstanding at the beginning and end of each period are as follows (in US dollar):

December 31, 2025	December 31, 2024	December 31, 2023

Granted in 2017	-	-	2.79
Granted in 2018	-	2.77	2.70
Granted in 2019	-	-	4.27
Granted in 2021	6.36	5.60	5.64
Granted in 2022	9.84	8.60	8.56
Granted in 2023	8.27	7.23	7.23
Granted in 2024	5.87	5.17	-
Granted in 2025	6.90	-	-

The number of outstanding vested options at the end of each period and the weighted average of the exercise price for these options are as follows (*):

December 31, 2025	December 31, 2024	December 31, 2023

Number of options exercisable (in Millions)	14	8	7
Weighted average exercise price in Israeli Shekel	28.23	30.36	22.57
Weighted average exercise price in US dollar	8.85	8.33	6.22

(*) The share price as of December 31, 2025, is NIS 18.30 (approximately $5.74).

The range of exercise prices for the options outstanding vested at the end of each period is as follows:

December 31, 2025	December 31, 2024	December 31, 2023

Range of exercise price in Israeli Shekel	18.71-31.39	10.12-31.38	9.46-34.30
Range of exercise price in US Dollar	5.87-9.84	2.77-8.60	2.70-9.81

The average remaining contractual life expectancy for the outstanding vested options at the end of each period is as follows:

December 31, 2025	December 31, 2024	December 31, 2023

Average remaining contractual life	2.76	3.24	2.59

D.	Dividends distributed to the Company's Shareholders

Date of dividend distribution by the Board of Directors	Actual date of dividend distribution	Gross dividend distributed ($ millions)	Dividend per share (in $)

February 14, 2023	March 15, 2023	178	0.14
May 9, 2023	June 14, 2023	146	0.11
August 8, 2023	September 13, 2023	82	0.06
November 7, 2023	December 20, 2023	68	0.05
Total 2023		474	0.36
February 26, 2024	March 26, 2024	61	0.05
May 8, 2024	June 20, 2024	59	0.05
August 12, 2024	September 18, 2024	63	0.05
November 10, 2024	December 18, 2024	68	0.05
Total 2024		251	0.20
February 25, 2025	March 25, 2025	52	0.04
May 18, 2025	June 18, 2025	55	0.04
August 5, 2025	September 17, 2025	55	0.04
November 11, 2025	December 17, 2025	62	0.05
Total 2025		224	0.17
February 17, 2026*	March 25, 2026	60	0.05

(*) The record date is March 10, 2026, and the payment date is March 25, 2026.

E.	Cumulative translation adjustment

The translation reserve includes all translation differences arising from translation of foreign operations’ financial statements.

F.	Capital reserves

The capital reserves include expenses for share‑based compensation to employees against a corresponding increase in equity (See item C above) and change in investment at fair value through other comprehensive income.

G.	Treasury shares

In 2008 and 2009, the Group acquired 22.4 million shares under a share purchase plan for a total consideration of approximately $258 million. As of the reporting date, the Group holds approximately 24.5 million shares.